Financial Instruments - Summary of Company's Cash Equivalents and Post Fixed Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	100.00%	100.00%
Loans and financing	100.00%	100.00%
Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	$ 703.1
Loans and financing	$ 397.4
Cash equivalents and financial investments	18.09%
Loans and financing	9.47%
With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	$ 795.0
Loans and financing	$ 1,117.0
Cash equivalents and financial investments	20.45%
Loans and financing	26.60%
CDI [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	91.59%	92.58%
Loans and financing	98.44%	34.75%
CDI [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	$ 644.0
CDI [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	736.0
Loans and financing	$ 722.5
Libor [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	8.41%	7.42%
Loans and financing	0.00%	64.68%
Libor [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	$ 59.1
Loans and financing	391.2
Libor [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Cash equivalents and financial investments	59.0
Loans and financing	$ 388.2
TJLP [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Loans and financing	1.56%	0.56%
TJLP [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Loans and financing	$ 6.2
TJLP [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [Line Items]
Loans and financing	$ 6.3